NATIONWIDE MUTUAL FUNDS

Nationwide Bailard Cognitive Value Fund	Nationwide Loomis All Cap Growth Fund
Nationwide Bailard Technology & Science Fund	Nationwide Small Company Growth Fund
Nationwide Diamond Hill Large Cap Concentrated	Nationwide U.S. Small Cap Value Fund
Fund (formerly, Nationwide HighMark Large Cap	Nationwide WCM Focused Small Cap Fund
Core Equity Fund)	(formerly, Nationwide HighMark Small Cap Core
Nationwide Fund	Fund)
Nationwide Geneva Mid Cap Growth Fund	Nationwide Ziegler Equity Income Fund
Nationwide Geneva Small Cap Growth Fund

Supplement dated November 16, 2018
to the Prospectus dated February 28, 2018 (as revised September 24, 2018)

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Effective immediately, the Prospectus is amended as follows:

Nationwide Geneva Mid Cap Growth Fund and Nationwide Geneva Small Cap Growth Fund

1.	All references to, and information regarding, Amy S. Croen are deleted in their entirety.

Nationwide Ziegler Equity Income Fund

1.	All references to, and information regarding, Mikhail I. Alkhazov are deleted in their entirety.

2.	The table under the section entitled "Portfolio Managers" on page 44 of the Prospectus is deleted in its entirety and replaced with the following:

Portfolio Manager	Title	Length of Service with Fund (and Predecessor Funds)
Donald J. Nesbitt, CFA	Chief Investment Officer and Senior Portfolio Manager	Since 2005
Gary Hurlbut, CFA	Senior Portfolio Manager	Since 2018

3.	The information under the heading "Nationwide Ziegler Equity Income Fund" on page 64 of the Prospectus is deleted in its entirety and replaced with the following:

Donald J. Nesbitt, CFA, and Gary Hurlbut, CFA, are responsible for the day-to-day management of the Fund.

Mr. Nesbitt is a Senior Portfolio Manager and Chief Investment Officer of Ziegler's Select Equity Group. He joined Ziegler in 2002.

Mr. Hurlbut is a Senior Portfolio Manager. He joined Ziegler in 2000.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE